Other income (Tables)	12 Months Ended
Dec. 31, 2020
Other income
Schedule of other income

	2020	2019	2018
	(€ in thousands)
Grant income	9,307	1,778	5,378
Rental income from property subleases	—	—	174
Other income	145	155	209
	9,452	1,933	5,761